Long-Term Debt - Schedule of Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt obligations		$ 947.0
Total		956.8	963.0
Less: Debt due within one year	19.2	18.8	17.2
Long-term debt	989.0	938.0	945.8
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt obligations		0	0
Senior Notes [Member] | 12 1/2% Senior Notes, Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		95.0	94.3
Senior Notes [Member] | 8.0% Senior Notes, Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		296.9	296.5
Senior Notes [Member] | 6 5/8% Senior Notes, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		185.0	185.0
Senior Notes [Member] | 6 1/8% Senior Notes, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		200.0	200.0
Secured Debt [Member] | 5.737% Financing Agreement, Due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		48.4	52.8
Secured Debt [Member] | 6.195% Financing Agreement, Due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		37.4	40.9
Secured Debt [Member] | 9.310% Loan Agreements, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		81.7	88.1
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Capital lease obligations		9.8	1.5
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term debt obligations		$ 2.6	$ 3.9